Condensed Consolidated Statement of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue
Sales	$ 11,877	$ 85,467	$ 69,968	$ 125,417	$ 120,627	$ 183,142
Cost of Sales	46,436	74,365	97,977	93,869	325,169	203,089
Gross profit (loss) from continuing operations	(34,561)	11,102	(28,009)	31,548	(204,542)	(19,947)
Operating expense
General and administrative expenses	4,090,608	1,977,175	7,040,858	5,043,504	11,628,784	16,647,577
Impairment of Intangibles					1,450,000	300,000
Impairment of Promissory Note				1,000,000	1,000,000	10,000,000
Total operating expenses	4,090,608	1,977,175	7,040,858	6,043,504	14,078,784	26,947,577
Other income / (expense)
Interest income	56,113	483	56,802	1,410	1,704	6,622
Interest expense	(54,751)	(549,715)	(168,869)	(1,124,371)	(1,286,368)	(1,736,060)
Other income / (expense)	(2,426,915)		(1,236,720)	4,813	790	703,698
Unrecognized gain / (loss) on equity investment	(726,884)		(726,884)
Total other income (expense)	(3,152,437)	(549,232)	(2,075,671)	(1,118,148)	(1,253,874)	(1,025,740)
Net (loss) from continuing operations	(7,277,606)	(2,515,305)	(9,144,538)	(7,130,104)	(15,567,200)	(27,993,264)
Income (loss) from discontinued operations	(460,695)	182,879	(261,528)	437,147	344,172	(106,981)
Net (loss)	$ (7,738,301)	$ (2,332,426)	$ (9,406,066)	$ (6,692,957)	$ (15,223,028)	$ (28,100,245)
Net (loss) per share:
Basic	$ (0.26)	$ (0.10)	$ (0.34)	$ (0.30)	$ (0.69)	$ (1.69)
Diluted	$ (0.26)	$ (0.10)	$ (0.34)	$ (0.30)	$ (0.69)	$ (1.69)
Weighted average number of shares
Basic	29,836,485	21,530,012	27,370,658	22,191,644	22,106,703	16,603,788
Diluted	29,836,485	21,530,012	27,370,658	22,191,644	22,106,703	16,603,788